FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Financials Instruments [Abstract]
Disclosure of financial instruments [text block]
NOTE 23. FINANCIAL INSTRUMENTS

23.1 Classification

Arauco's financial instruments as of December 31, 2024 and 2023, are displayed in the
table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial instruments	12-31-2024		12-31-2023
Thousands of dollars	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets at fair value through profit or loss (held for trading)	70,330	70,330	132,869	132,869
Derivative	31	31	61	61
Mutual funds (1)	70,299	70,299	132,808	132,808

Financial assets at amortized cost	2,165,579	2,165,579	1,558,929	1,558,929
Cash and cash equivalents	1,001,261	1,001,261	437,200	437,200
Cash	642,111	642,111	338,033	338,033
Time deposits	359,150	359,150	99,167	99,167
Accounts receivable (net)	1,120,442	1,120,442	1,106,403	1,106,403
Trade receivables	898,717	898,717	688,134	688,134
Lease receivable	67,687	67,687	80,925	80,925
Sundry debtors	20,206	20,206	18,320	18,320
Other receivables	70,367	70,367	248,217	248,217
Prepayments	63,465	63,465	70,807	70,807
Accounts receivable from related parties	10,159	10,159	2,616	2,616
Other financial assets (2)	33,717	33,717	12,710	12,710

Hedging assets	8,959	8,959	41,044	41,044

Financial liabilities at amortized cost (3)	7,414,740	6,799,888	7,896,442	7,227,349
Bonds issued denominated in U.S. dollars	2,898,249	2,638,226	3,402,747	2,936,324
Bonds issued denominated in U.F. (4)	1,819,427	1,404,819	1,594,291	1,323,194
Bank borrowings in U.S. dollars	626,169	673,243	878,793	933,723
Bank borrowings in other currencies	524,854	537,559	620,258	633,755
Lease liabilities	727,990	727,990	559,382	559,382
Trade and other payables	781,281	781,281	811,032	811,032
Accounts payable to related parties	36,770	36,770	29,939	29,939

Financial liabilities at fair value through profit or loss	12	12	498	498

Hedging liabilities	201,906	201,906	107,506	107,506

(1)
Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(2)
Corresponds to the balance of assets from margin call for current derivatives (collateral).
(3)
Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(4)
The Unidad de Fomento (“U.F.”) is a unit of account that is linked to and is adjusted daily to reflect changes in the Chilean consumer price index.

23.2 Fair Value Hierarchy of Financial Assets and Liabilities

The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2024 and 2023, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1: Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	12-31-2024	Level 1	Level 2	Level 3
Fair value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Derivatives	31	-	31	-
Mutual Funds	70,299	70,299	-	-

Hedging assets	8,959	-	8,959	-

Financial liabilities at fair value through profit or loss	12	-	12	-

Hedging liabilities	201,906	-	201,906	-

	12-31-2023	Level 1	Level 2	Level 3
Fair value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value through profit or loss (held for trading)
Derivatives	61		61	-
Mutual Funds	132,808	132,808	-	-

Hedging assets	41,044	-	41,044	-

Financial liabilities at fair value through profit or loss	498	-	498	-

Hedging liabilities	107,506	-	107,506	-

At the closing date of these consolidated financial statements, there have been no transfers between the different hierarchy levels.

23.3
Explanation of the valuation of financial instruments.

Cash and cash equivalent and accounts receivable

The carrying amount of accounts receivable, cash and cash equivalents (including mutual funds), and other financial assets and liabilities approximate their fair value due to the short-term nature of such instruments.

Derivative financial instruments

Arauco's current derivatives are valued under the cash flow discount method. These flows are discounted at the rate applicable according to the transaction’s and counterparties’ risk, using an internal methodology based on the information obtained from Bloomberg.

Given that our cross-currency swaps correspond to future flows in U.F., U.S. dollars and Euros, Arauco calculates the current value of such flows by using the U.F. zero coupon curve, dollar zero coupon and the Euro zero coupon.

The fair value of the interest rate swap contracts is calculated by reference to the rate differential between the agreed upon rate and the market rate as of the end date of these consolidated financial statements.

The fair value of the currency forward contracts is calculated by reference to the current forward exchange rates of contracts with similar maturity profiles.

The counterparty risk uses the
Z-Spread
obtained from the curve of the bonds issued by counterparties, and they are deducted from each flow as appropriate.

Financial liabilities

The fair value of bonds issued was determined with reference to quoted market prices as they have standard terms and conditions.

The fair value of bank borrowings was determined based on discounted cash flow analysis applying the corresponding discount yield curves to the remaining term to maturity.

Disclosures of the fair value of financial liabilities at amortized cost are determined via the use of discounted cash flows, calculated over variables of the observable markets as of the date of informing the consolidated financial statements, and correspond to Level 2 of the fair value hierarchy.

The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2024 and 2023:

Thousands of dollars	12-31-2024
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	19,739	67,522	87,261	768,767	711,705	3,149,943	4,630,415	4,717,676
Bank borrowings	28,154	220,673	248,827	728,289	173,907	-	902,196	1,151,023
Swap and Forward	12,817	-	12,817	189,101	-	-	189,101	201,918
Total other financial liabilities (a)	60,710	288,195	348,905	1,686,157	885,612	3,149,943	5,721,712	6,070,617

Thousands of dollars	12-31-2024
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	15,116	40,735	55,851	104,578	70,490	497,071	672,139	727,990
Total lease liabilities (b)	15,116	40,735	55,851	104,578	70,490	497,071	672,139	727,990

Thousands of dollars	12-31-2024
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	741,847	4,124	745,971	35,310	-	-	35,310	781,281
Accounts payable to related companies	10,563	-	10,563	13,655	7,581	4,971	26,207	36,770
Total accounts payable (c)	752,410	4,124	756,534	48,965	7,581	4,971	61,517	818,051
Total financial liabilities (a) + (b) + (c)	828,236	333,054	1,161,290	1,839,700	963,683	3,651,985	6,455,368	7,616,658

Thousands of dollars	12-31-2023
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	29,114	569,526	598,640	296,326	708,379	3,393,693	4,398,398	4,997,038
Bank borrowings	86,243	388,779	475,022	786,031	169,016	68,982	1,024,029	1,499,051
Swap and Forward	8,863	-	8,863	99,141	-	-	99,141	108,004
Total other financial liabilities (a)	124,220	958,305	1,082,525	1,181,498	877,395	3,462,675	5,521,568	6,604,093

Thousands of dollars	12-31-2023
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	16,911	30,331	47,242	70,451	58,933	382,756	512,140	559,382
Total lease liabilities (b)	16,911	30,331	47,242	70,451	58,933	382,756	512,140	559,382

Thousands of dollars	12-31-2023
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trade and other payables	744,010	16,445	760,455	27,763	-	22,814	50,577	811,032
Accounts payable to related companies	6,958	-	6,958	-	7,581	15,400	22,981	29,939
Total accounts payable (c)	750,968	16,445	767,413	27,763	7,581	38,214	73,558	840,971
Total financial liabilities (a) + (b) + (c)	892,099	1,005,081	1,897,180	1,279,712	943,909	3,883,645	6,107,266	8,004,446

23.4 Derivative Instruments

Hedging instruments recorded as of December 31, 2024 are cash flow hedges. Arauco uses derivatives for hedging purposes, such as cross currency swaps, currency and commodity forwards, interest rate swaps, and options. Depending on the fair value of each instrument, the position could be either an asset or a liability, and they are listed in the consolidated statements of financial position under other non-current financial assets or other non-current financial liabilities, respectively. The effects for the period are presented in consolidated statement of changes in equity as other comprehensive income or the consolidated statements of comprehensive income as finance income or finance costs, net of differences in exchange rate of the hedged items and the deferred tax.

A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2024 and 2023, is presented below:

Financial instruments	12-31-2024 Fair value ThU.S.$	12-31-2023 Fair value ThU.S.$
Financial assets at fair value through profit or loss	31	61
Derivatives (1)	31	61

Hedging assets	8,959	41,044
Derivatives (1)	861	7,533
Cross Currency Swaps (2)	8,098	33,511

Financial liabilities at fair value through profit or loss	(12)	(498)
Derivatives (1)	(12)	(498)

Hedging liabilities	(201,906)	(107,506)
Derivatives (1)	(17,275)	(1,201)
Cross currency swaps (2)	(184,631)	(106,305)

(1)	Includes HFO swap, forward, NDF and IRS from Chile, USA, Argentina and Uruguay tables.
(2)	Includes cross currency swaps from Chile.

23.4.1. Chile

In order to cover the exposure to variation in cash flows associated with fluctuations in exchange rates, interest rates or commodity prices, Arauco Chile has the following derivatives as of December 31, 2024 and 2023:

Cross currency swaps

Cross currency swaps to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.

Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	12-31-2024 fair value ThU.S.$	12-31-2023 fair value ThU.S.$
F	BCI	17,500,011	454,545	10-30-2021	10-30-2029	757	2,400
F	Scotiabank	17,521,026	454,545	10-30-2021	10-30-2029	922	2,673
F	Banco de Chile	17,262,302	454,545	04-30-2019	10-30-2029	493	1,998
F	BCI	17,444,744	454,545	04-30-2023	10-30-2029	425	1,922
F	BCI	17,466,559	454,545	04-30-2023	10-30-2029	407	1,901
F	BCI	17,100,708	454,545	04-30-2023	10-30-2029	722	2,273
F	BCI	17,262,300	454,545	04-30-2023	10-30-2029	579	2,104
P	BCI	28,000,019	727,272	11-15-2021	11-15-2032	1,561	4,019
P	BCI	27,997,657	727,272	11-15-2021	11-15-2032	2,232	4,861
P	Itau	30,843,030	727,272	11-15-2023	11-15-2032	(2,055)	(407)
P	Santander	60,731,198	1,454,545	11-15-2023	11-15-2032	(4,577)	(685)
R	Santander	128,611,183	3,000,000	10-01-2014	04-01-2024	-	(4,612)
R	JP Morgan	43,185,224	1,000,000	10-01-2014	04-01-2024	-	(1,556)
R	Itau	43,277,070	1,000,000	10-01-2014	04-01-2024	-	(1,447)
R	Deutsche	42,870,394	1,000,000	04-01-2024	04-01-2035	(4,946)	-
R	Deutsche	42,870,394	1,000,000	04-01-2024	04-01-2035	(4,660)	-
R	JP Morgan	42,870,394	1,000,000	04-01-2024	04-01-2035	(4,171)	-
R	Deutsche	43,185,224	1,000,000	04-01-2024	04-01-2035	(4,694)	-
R	JP Morgan	43,277,070	1,000,000	04-01-2024	04-01-2035	(4,845)	-
S	Santander	201,340,031	5,000,000	11-15-2016	11-15-2026	(4,962)	8,946
W	Goldman Sachs	40,521,750	1,000,000	10-10-2018	10-10-2028	(2,337)	(129)
W	Scotiabank	40,537,926	1,000,000	10-10-2018	10-10-2028	(2,392)	(154)
W	Goldman Sachs	40,066,555	1,000,000	10-10-2018	10-10-2028	(1,818)	414
X	Santander	118,400,504	3,000,000	10-10-2018	10-10-2038	(13,392)	(6,778)
X	Santander	97,971,786	2,500,000	10-10-2018	10-10-2038	(10,876)	(5,358)
Y	JP Morgan	89,387,460	2,000,000	04-10-2023	04-10-2032	(13,808)	(9,435)
Z	Santander	90,274,363	2,000,000	04-10-2023	04-10-2032	(15,414)	(10,687)
Z	Banco de Chile	44,572,044	1,000,000	04-10-2023	04-10-2032	(6,367)	(4,135)
Z	JP Morgan	44,572,044	1,000,000	04-10-2023	04-10-2032	(6,536)	(4,290)
Z	JP Morgan	44,559,642	1,000,000	04-10-2023	04-10-2032	(6,244)	(3,962)
AB	BCI	43,724,036	1,000,000	05-15-2023	05-15-2033	(5,475)	(3,116)
AB	BCI	43,709,927	1,000,000	05-15-2023	05-15-2033	(5,142)	(2,744)
AB	BCI	43,762,973	1,000,000	05-15-2023	05-15-2033	(5,278)	(2,893)
AB	Banco de Chile	43,601,403	1,000,000	05-15-2023	05-15-2033	(4,983)	(2,534)
AB	Itau	43,654,189	1,000,000	05-15-2023	05-15-2033	(4,778)	(2,581)
						(131,652)	(33,992)

Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	12-31-2024 fair value ThU.S.$	12-31-2023 fair value ThU.S.$
Santander	69,805,992	58,823,529	06-15-2021	12-15-2029	(9,494)	(8,173)
Banco de Chile	34,902,941	29,411,765	06-15-2021	12-15-2029	(4,243)	(3,640)
MUFG	69,805,882	58,823,529	06-15-2021	12-15-2029	(8,974)	(7,729)
JP Morgan	139,611,765	117,647,059	06-15-2021	12-15-2029	(17,682)	(15,392)
HSBC	34,902,941	29,411,765	06-15-2021	12-15-2029	(4,488)	(3,868)
					(44,881)	(38,802)

Forward

Non-Delivery Forward (NDF) to cover the exposure to exchange rate risk in Brazilian real currency (BRL), in relation to payments associated with the Sucuriú project.

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	12-31-2024 fair value ThU.S.$	12-31-2023 fair value ThU.S.$
BRLUSD	JP Morgan	50,000,000	12-11-2024	02-18-2025	(1,119)	-
BRLUSD	Santander Chile	43,000,000	12-11-2024	02-18-2025	(1,106)	-
BRLUSD	Bank of America	73,000,000	12-11-2024	03-26-2025	(1,773)	-
BRLUSD	HSBC Bank	70,000,000	12-13-2024	05-15-2025	(1,732)	-
BRLUSD	SMBC	73,000,000	12-13-2024	06-25-2025	(1,897)	-
BRLUSD	MUFG	50,000,000	12-16-2024	08-18-2025	(999)	-
BRLUSD	Santander Chile	48,000,000	12-16-2024	08-18-2025	(854)	-
BRLUSD	Bank of America	50,000,000	12-17-2024	09-24-2025	(237)	-
BRLUSD	JP Morgan	44,000,000	12-17-2024	09-24-2025	5	-
BRLUSD	Santander Chile	50,000,000	12-18-2024	11-17-2025	(223)	-
BRLUSD	JP Morgan	50,000,000	12-18-2024	11-17-2025	(95)	-
BRLUSD	HSBC Bank	29,000,000	12-18-2024	11-17-2025	(66)	-
BRLUSD	SMBC	50,000,000	12-19-2024	12-17-2025	631	-
BRLUSD	JP Morgan	50,000,000	12-19-2024	12-17-2025	(120)	-
BRLUSD	Bank of America	21,000,000	12-19-2024	12-17-2025	(72)	-
BRLUSD	MUFG	50,000,000	12-20-2024	02-19-2026	(934)	-
BRLUSD	Mizuho	50,000,000	12-20-2024	02-19-2026	(1,017)	-
BRLUSD	Mizuho	19,000,000	12-20-2024	02-19-2026	(433)	-
BRLUSD	MUFG	50,000,000	12-23-2024	03-25-2026	(456)	-
BRLUSD	Mizuho	50,000,000	12-23-2024	03-25-2026	(496)	-
BRLUSD	SMBC	28,000,000	12-23-2024	03-25-2026	(187)	-
BRLUSD	Santander Chile	50,000,000	12-26-2024	05-15-2026	(90)	-
BRLUSD	BNP Paribas	50,000,000	12-26-2024	05-15-2026	(253)	-
BRLUSD	BNP Paribas	36,000,000	12-26-2024	05-15-2026	(226)	-
BRLUSD	MUFG	50,000,000	12-27-2024	06-24-2026	(60)	-
BRLUSD	BNP Paribas	50,000,000	12-27-2024	06-24-2026	82	-
BRLUSD	Mizuho	32,000,000	12-27-2024	06-24-2026	12	-
					(13,715)	-
23.4.2. Uruguay

Forward

As of December 31, 2024 and 2023, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintained the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	12-31-2024 notional ThU.S.$	12-31-2024 fair value ThU.S.$	12-31-2023 notional ThU.S.$	12-31-2023 fair value ThU.S.$
UYUUSD	HSBC - Uruguay	-	-	8,490	292
UYUUSD	Citibank U.K.	1,450	41	5,550	163
UYUUSD	Itaú - Uruguay	1,150	23	10,555	358
UYUUSD	Banco de la República Oriental de Uruguay	-	-	1,920	107
UYUUSD	HSBC - Uruguay	10,245	(880)	-	-
UYUUSD	Citibank U.K.	1,350	(27)	-	-
UYUUSD	Itaú - Uruguay	11,395	(703)	2,300	(7)
UYUUSD	Banco de la República Oriental de Uruguay	3,825	(166)	-	-
UYUUSD	JPMorgan Chase Bank U.K.	4,620	(348)	-	-
EURUSD	Itaú - Uruguay	-	-	299	14
EURUSD	Santander - Uruguay	-	-	916	10
			(2,060)		937

Commodity swap

Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2024 and 2023, are detailed below:

Commodity	Institution	12-31-2024 notional ThU.S.$	12-31-2024 fair value ThU.S.$	12-31-2023 notional ThU.S.$	12-31-2023 fair value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	970	31	734	43
Fuel Oil N°6	DNB Bank ASA	539	11	331	9
Fuel Oil N°6	BNP Paribas	2,000	56	531	19
Fuel Oil N°6	JP Morgan - N.A.	2,777	(149)	3,523	(353)
Fuel Oil N°6	DNB Bank ASA	4,181	(232)	6,874	(530)
Fuel Oil N°6	BNP Paribas	4,761	(337)	3,580	(313)
			(620)		(1,125)

23.4.3. United States

Interest rate swap

Arauco through its subsidiary in United States, does not maintain current Interest Rate Swaps in force as of the date of these financial statements. As of December 31, 2023, it had contracts with this type of instrument that has the purpose of setting the interest rate of a variable rate debt in the same currency (USD).

Institution	Amount ThU.S.$	Starting date	Ending date	12-31-2024 fair value ThU.S.$	12-31-2023 fair value ThU.S.$
JP Morgan - N.A.	70,000,000	4-28-2020	3-28-2024	-	2,234
Goldman Sachs N.A.	70,000,000	4-28-2020	3-28-2024	-	2,109
JP Morgan - N.A.	70,000,000	4-28-2020	3-28-2024	-	2,236
				-	6,579
23.4.4. Argentina

Forward

As of December 31, 2024, Arauco through its subsidiary in Argentina does not maintain current forward contracts. As of December 31, 2023, the valuation of this instrument is shown below
:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	12-31-2024 fair value ThU.S.$	12-31-2023 fair value ThU.S.$
ARSUSD	HSBC	5,000	11-29-2023	1-31-2024	-	(496)
					-	(496)
23.5 Cash equivalent, loans, receivables and other financial assets

The financial assets measured at amortized cost using the effective interest method and tested for impairment are: cash and cash equivalent, time deposits, repurchase agreements, trade and other current/non-current receivables (with third parties and from related parties).

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. In the consolidated statements of financial position, they are included in line items “Cash and cash equivalents” (certain components of cash and cash equivalents), “Trade and other current/non-current receivables” and “Accounts receivable from related parties”.

As of December 31, 2024 and 2023, there are provisions for impairment for ThU.S.$ 13,297 and ThU.S.$ 12,473, respectively.

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	2,165,579	1,558,929
Cash and cash equivalents (Mutual Funds not included)	1,001,261	437,200
Cash	642,111	338,033
Time deposits	359,150	99,167
Accounts receivables (net)	1,130,601	1,109,019
Trade receivables	898,717	688,134
Lease receivable	67,687	80,925
Sundry debtors	20,206	18,320
Other receivables	70,367	248,217
Prepayments	63,465	70,807
Accounts receivable from related parties	10,159	2,616
Other financial assets (*)	33,717	12,710
(*) Corresponds to the balance of assets from margin call for current derivatives (collateral).

23.5.1. Cash and cash equivalents

Includes cash on hand, bank checking account balances and time deposits and other short-term highly liquid investments with an original maturity of three months or less. They are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.

The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2024 and 2023, classified by currency is as follows:

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Cash and cash equivalents	1,071,560	570,008
U.S. dollars	668,888	310,108
Euro	8,754	6,532
Brazilian real	117,848	30,402
Argentine pesos	12,642	58,592
Mexican pesos	40,128	26,439
Other currencies	11,794	3,149
Chilean pesos	211,506	134,786

23.5.2 Time deposits and repurchase agreements:
The investment objective of time deposits and repurchase agreements is to maximize in the short-term the amounts of cash surpluses. These instruments are authorized by Arauco’s Investment Policy, which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

23.5.3 Trade and other receivables:
These
represent enforceable rights for Arauco resulting from the normal course of the business.

23.5.4 Sundry debtors
: These correspond to receivables from sales, services or loans that are not considered within the normal course of the business.

The allowance for doubtful accounts is presented as a deduction of trade and other receivables. The provision for doubtful accounts is established based on an analysis of the age of the portfolio and considering the insurance coverage on accounts receivable. Other conditions are assessed for example when there is objective evidence that Arauco will not receive payments under the original sale terms and when the customer is a party to a bankruptcy court agreement or cessation of payments and is written-off when Arauco has exhausted all levels of recovery of the receivable in a reasonable time.

23.5.5 Accounts receivable from related parties
: Represent enforceable rights for Arauco resulting from the normal course of business, calling normal to the line of business, activity or purpose of exploitation and financing, and which Arauco owns a non-controlling ownership of the counterparty.

The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2024 and 2023:

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Trade and other current receivables	1,054,707	997,902
U.S. dollars	815,884	711,883
Euros	28,149	30,330
Brazilian real	38,327	67,137
Argentine pesos	26,569	19,916
Mexican pesos	33,704	34,234
Other currencies	1,077	640
Chilean pesos	92,401	115,907
U.F.	18,596	17,855

Accounts receivable from related parties, current	10,159	2,616
U.S. dollars	5,646	-
Argentine pesos	1,812	174
Chilean pesos	2,701	2,442

Trade and other non-current receivables	65,735	108,501
U.S. dollars	2,784	20,613
Brazilian real	9,891	21,614
Argentine pesos	458	-
Chilean pesos	1,505	1,889
U.F.	51,097	64,385

23.6 Financial liabilities

Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial liabilities	12-31-2024 ThU.S.$	12-31-2023 ThU.S.$
Total financial liabilities	7,616,658	8,004,446
Financial liabilities at fair value through profit or loss	12	498
Hedging liabilities	201,906	107,506
Financial liabilities at amortized cost	7,414,740	7,896,442

The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2024 and 2023:

	12-31-2024 ThU.S.$	12-31-2023 ThU.S.$
Bank borrowings - current portion	108,645	304,830
Bonds issued - current portion	87,261	89,970
Total	195,906	394,800

23.7 Financial liabilities measured at amortized cost

Financial liabilities correspond to non-derivative financial instruments with contractual cash-flow payments that can be either fixed or variable.

Also, this category includes those non-derivative financial liabilities for services or goods delivered to Arauco at the end of each reporting period that have not yet been paid. These amounts are not insured and are generally paid within thirty days after being recognized.

At the end of these consolidated financial statements, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2024	12-31-2023	12-31-2024	12-31-2023
	Currency	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
		Amortized cost		Fair value
Total financial liabilities		7,414,740	7,896,442	6,799,888	7,227,349
Bonds issued	U.S. dollar	2,898,249	3,402,747	2,638,226	2,936,324
Bonds issued	U.F.	1,819,427	1,594,291	1,404,819	1,323,194
Bank borrowings	U.S. dollar	626,169	878,793	673,243	933,723
Bank borrowings	Euro	323,417	414,428	336,122	427,925
Bank borrowings	Other currencies	201,437	205,830	201,437	205,830
Lease liabilities	U.F.	21,494	31,797	21,494	31,797
Lease liabilities	Chilean pesos	65,820	33,489	65,820	33,489
Lease liabilities	Real	504,213	364,011	504,213	364,011
Lease liabilities	Mexican pesos	1,107	3,540	1,107	3,540
Lease liabilities	U.S. dollar	133,934	126,199	133,934	126,199
Lease liabilities	Euro	408	150	408	150
Lease liabilities	Other currencies	1,014	196	1,014	196
Trade and other payables	U.S. dollar	212,689	173,681	212,689	173,681
Trade and other payables	Euro	21,414	18,933	21,414	18,933
Trade and other payables	Brazilian real	81,662	98,198	81,662	98,198
Trade and other payables	Argentine pesos	47,373	46,403	47,373	46,403
Trade and other payables	Mexican pesos	24,199	18,336	24,199	18,336
Trade and other payables	Other currencies	16,411	14,609	16,411	14,609
Trade and other payables	Chilean pesos	339,388	399,338	339,388	399,338
Trade and other payables	U.F.	38,145	41,534	38,145	41,534
Accounts payable to related parties	U.S. dollar	26,633	15,400	26,633	15,400
Accounts payable to related parties	Brazilian real	3,007	-	3,007	-
Accounts payable to related parties	Chilean pesos	7,130	14,539	7,130	14,539

The financial liabilities at amortized cost presented in the consolidated statements of financial position as of December 31, 2024 and 2023 are as follows:

		12-31-2024
		ThU.S.$
	Current	Non-current	Total
Other financial liabilities	336,088	5,532,611	5,868,699
Lease liabilities	55,851	672,139	727,990
Trade and other payables	745,971	35,310	781,281
Accounts payable to related parties	10,563	26,207	36,770
Total financial liabilities at amortized cost	1,148,473	6,266,267	7,414,740

		12-31-2023
		ThU.S.$
	Current	Non-current	Total
Other financial liabilities	1,073,662	5,422,427	6,496,089
Lease liabilities	47,242	512,140	559,382
Trade and other payables	760,455	50,577	811,032
Accounts payable to related parties	6,958	22,981	29,939
Total financial liabilities at amortized cost	1,888,317	6,008,125	7,896,442

23.8 Cash flow hedges reserve reconciliation

The following table sets forth the reconciliation balances of cash flow hedges presented in the consolidated statements of comprehensive income:

	January – December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	(64,952)	(10,112)	(136,859)
Gains (losses) on cash flow hedges, before tax	27,762	(72,816)	186,911
Recycle of cash flow hedges to profit or loss	(6,747)	(1,634)	(9,577)
Income tax relating to cash flow hedges of other comprehensive income	(6,075)	19,610	(50,587)
Closing balance	(50,012)	(64,952)	(10,112)

23.9 Capital disclosures

23.9.1 Information on objectives, policies and processes applied by the Company regarding capital management

Arauco’s policies on capital management have the objective of:

a)	Ensuring business continuity and normal operations in the long-term;
b)	Ensuring funding for new investments to achieve sustainable growth over time;
c)	Keeping adequate capital structure considering all economic cycles that impact the business and the nature of the industry; and
d)	Maximizing the Company’s value and providing an adequate return to shareholders.

23.9.2 Qualitative information on objectives, policies and processes applied by the Company regarding capital management

Arauco determines and manages its capital structure based on its carrying amount of equity plus its financial debt (bank borrowings, bonds and lease liabilities).

23.9.3 Quantitative Information on capital management

The financial safeguards to which Arauco is subject are shown in the following table:

	12-31-2024	12-31-2023	Interest	Debt level
Instrument	ThU.S.$	ThU.S.$	coverage >= 2,0x	(1) <= 1,2x
Domestic bonds	1,819,427	1,594,291	N/R	✓
Term loan credit	273,686	272,664	✓	✓
RCF credit (2)	-	225,040	✓	✓
Term loan credit (3)	212,301	-	✓	✓
Term loan credit (3)	-	212,619	✓	✓
Syndicate ECA	323,417	414,428	✓	✓
N/R: Not required for the financial obligation.
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling interests).
(2) In July 2024, Arauco paid the RCF drawn for MUS$ 225 with maturity in February 2025. Subsequently, during September 2024, a new RCF was subscribed with a maximum amount of MUS$ 450 with maturity in 2027, which replaced the RCF that was valid. As of the date of publication of these financial statements, the new line mentioned above has not been drawn.
(3) In March 2024, our subsidiary Arauco North America, Inc. signed a Term Loan with a group of banks, for a total of MUS$210, where Arauco acts as guarantor. The structure of this loan is for three years and a single capital payment at the end of that period. During that same month, our subsidiary Arauco North America, Inc. fully prepaid its 2017 committed line of credit loan (for which Arauco acted as guarantor), for a total of MUS$
210
plus accrued interest, which was due on the April 28, 2024.

As of December 31, 2024 and 2023, Arauco has complied with all of its financial covenants.

The following table sets forth the credit ratings of our debt instruments as of December 31, 2024, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Capitalization requirements are established based on the Company’s financial needs and on maintaining an adequate liquidity level and complying with financial covenants established in current debt arrangements. The Company manages its capital structure and adjusts based on the prevailing economic conditions in order to mitigate the risks associated with adverse market conditions and based on opportunities that may arise to improve the Company’s level of liquidity.

The capitalization of Arauco as of December 31, 2024 and 2023 is as follows:

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Equity	8,723,715	8,009,029
Bank borrowings	1,151,023	1,499,051
Lease liabilities	727,990	559,382
Bonds issued	4,717,676	4,997,038
Capitalization	15,320,404	15,064,500

23.10 Risk management

Arauco’s financial instruments are exposed to various financial risks: credit risk, liquidity risk and market risk (including exchange rate risks, interest rate risks and price risks). Arauco’s overall risk management program focuses on uncertainty in financial markets and aims to minimize potential adverse effects on Arauco’s financial profitability.

Arauco’s financial risk management is overseen by the Corporate Finance Department. This department identifies, assesses and hedges financial risks in close collaboration with Arauco’s operational units. The Company is not actively involved in trading its financial assets for speculative purposes.

23.10.1 Type of risk: Credit risk

Description

Credit risk refers to financial uncertainty at different periods of time relating to the fulfillment of obligations with counterparties, at the time of exercising the contract rights to receive cash or other financial assets on behalf of Arauco.

Explanation of credit risk exposure and how this risk arises

Arauco’s exposure to credit risk is directly related to each of its customer’s individual abilities to fulfill their contractual commitments, reflected in trade receivables.

Accounts exposed to credit risk are trade receivables, financial lease debtors and other debtors.

Arauco does not have a securitized portfolio.

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Current receivables

Trade receivables	898,681	688,098
Lease receivable	17,247	16,314
Sundry debtors	9,531	8,615
Other receivables	68,459	222,945
Prepayments	60,789	61,930
Net subtotal	1,054,707	997,902

Trade receivables	908,241	696,226
Lease receivable	17,247	16,314
Sundry debtors	11,056	10,464
Other receivables	69,463	223,956
Prepayments	60,789	61,930
Gross subtotal	1,066,796	1,008,890

Provision for doubtful trade receivables	9,560	8,128
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	1,525	1,849
Provision for doubtful other receivables	1,004	1,011
Subtotal bad debt	12,089	10,988

Non-current receivables

Trade receivables	36	36
Lease receivable	50,440	64,611
Sundry debtors	10,675	9,705
Other receivables	1,908	25,272
Prepayments	2,676	8,877
Net subtotal	65,735	108,501

Trade receivables	1,244	1,521
Lease receivable	50,440	64,611
Sundry debtors	10,675	9,705
Other receivables	1,908	25,272
Prepayments	2,676	8,877
Gross subtotal	66,943	109,986

Provision for doubtful trade receivables	1,208	1,485
Provision for doubtful lease receivable	-	-
Provision for doubtful sundry debtors	-	-
Provision for doubtful other receivables	-	-
Subtotal bad debt	1,208	1,485

Explanation of risk management objectives, policies and processes, and measurement methods

The Credit and Collections Sub-management, dependent from the Treasury Department, is the area entrusted with minimizing the credit risk of the accounts receivable, supervising the delinquency of the accounts. The regulations and procedures applicable for the control and administration of the Arauco Group can be found in the Corporate Credit Policy.

As of December 31, 2024, Arauco’s balance for commercial debtors was ThU.S.$ 909,485 of which, according to the agreed sales conditions, 42.01% corresponded to sales on credit (open account), 57.05% to sales with letters of credit and 0.94% to other types of sales. The client with the largest Open Account debt represented 2.99% of the total accounts receivable as of that date.

Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2024
Age of trade receivables

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

N° debtor	1,472	759	198	25	54	17	5	10	8	37	2,585
ThU.S.$	866,818	34,456	1,922	716	50	31	8	53	151	5,280	909,485
%	95.31%	3.78%	0.21%	0.08%	0.01%	0.00%	0.00%	0.01%	0.02%	0.58%	100%

December 31, 2023
Age of trade receivables

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° debtor	1,375	750	34	30	79	8	3	3	2	42	2,326
ThU.S.$	640,699	41,369	1,503	9,275	70	104	55	15	11	4,646	697,747
%	91.82%	5.93%	0.22%	1.33%	0.01%	0.01%	0.01%	0.00%	0.00%	0.67%	100%

Arauco applies IFRS 9 using the simplified method to determine the provision for expected credit losses of its commercial debtors, corresponding to accounts receivable from customers with credit line. The applied model is based on a scoring system that provides a score to each customer, which considers different variables such as country risk, payment behavior and financial condition of the debtor, among others, thus assigning a probability of default to each customer for the next 12 months. This factor is applied to the balance receivable of each debtor, determining the provision for expected credit losses.

	12-31-2024 ThU.S.$	12-31-2023 ThU.S.$
Letters of credit	518,872	308,161
Credit line	382,117	378,921
Others	8,496	10,665
Total trade receivables	909,485	697,747
Total allowance for doubtful accounts	(10,768)	(9,613)
Total net trade receivables	898,717	688,134

Arauco does not conduct rescheduling or renegotiations with its clients that imply an amendment to the maturity of the invoices and, should it be necessary, any debt renegotiation with a customer shall be analyzed on a case-by-case basis and subjected to the approval of the Corporate Finance Management.

Regarding the loss allowance for trade receivables and others, below we provide detail for the movements as of December 31, 2024, 2023 and 2022:

	December 2024	December 2023	December 2022
	ThU.S.$	ThU.S.$	ThU.S.$
Opening loss allowance as at January 1	12,473	7,960	8,792
Increase due to impairment loss	2,840	3,507	1,097
Increase due to business combination	-	2,043	-
Used impairment	(86)	-	(321)
Unused impairment reversed	(1,587)	(1,037)	(1,608)
Increase (decrease) due to exchange differences	(343)	-	-
Closing balance	13,297	12,473	7,960

Currently there is a policy for provisions for doubtful accounts receivable under IFRS for all the Arauco group companies.

Explanation regarding the sales risk with letters of credit

The sales with letters of credit mainly occur in markets in Asia and the Middle East. Periodically, a credit assessment is conducted regarding the banks that issue the letters of credit with the purpose of obtaining their score over the basis of risk-qualification ratings, country-specific risk and financial statements. The decision of approving the issuing bank or asking for confirmation of the letter of credit is made in consideration to this assessment.

Explanation of the sales risk with credit line

Sales on credit are subject to the credit limit given to each customer. The approval or rejection of a credit limit for all term sales is carried out by different credit committees, which report to the Corporate Finance Management. The regulations and procedures applicable for the correct control and risk management over the sales on credit are ruled by the Credit Policy defined for the Arauco group.

Arauco
’
s policy is to take out insurance to cover the sales of companies Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Forestal Arauco S.A., Arauco Argentina S.A., Arauco do Brasil S.A., Arauco Industria de Paneis S.A., Arauco Europe Coöperatief U.A., Araucomex S.A. de C.V., Arauco Industria de México, S.A. de C.V., Arauco Perú S.A., Arauco North America, Inc y Arauco Canada Ltd.

As another way of minimizing risk and supporting a line of credit approved by the Credit Committee through guarantees, Arauco holds guarantees such as mortgages, pledges, Standby letters of credit, bank performance bonds, promissory notes, borrowings or any other that could be required under the laws of each country. The total amount held in guarantees amounts to ThU.S.$ 121,342, effective as of December 31, 2024. The procedure for guarantees is regulated by Arauco
’
s Policy on Guarantees, whose purpose is to control their accounting, due date and custody.

The maximum exposure to credit risk is limited to the value at amortized cost of the Debtors
’
account for sales registered as of the date of this report, minus the percentage of sales insured by the aforementioned credit insurance companies and the guarantees granted in favor of Arauco.

In summary, debt with term sale with credit line covered by the various insurance policies and guarantees amounts to 97.01% and, therefore, Arauco
’
s portfolio exposure amounts to 2.99%.

Secured open accounts receivable	ThU.S.$	%
Total open accounts receivable	384,933	100.00%
Secured receivables (*)	373,410	97.01%
Unsecured receivables	11,523	2.99%
(*) Insured debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others.

Investment policy:

Arauco has an Investment Policy which identifies and limits the financial instruments and the entities into which Arauco, is authorized to invest. The Company
’
s Treasury Department is centralized. For the subsidiary in Argentina, the Corporate Finance Department monitors and controls compliance with Arauco financial policies, but its daily treasury activity is managed independently. The Head Office is responsible for carrying out investments, cash flow surplus investments, and short and long-term debt subscriptions. Exceptions to this rule apply to short and long-term debt, and will be for specific investments made through other companies where authorization is required from the Chief Financial Officer.

For financial instruments, the only permitted investments are fixed income investments with adequate liquidity. Each instrument has defined classifications and limits, depending on duration and type of issuer.

Regarding intermediaries (such as banks, securities brokers and dealers of mutual funds that are bank affiliates), a scoring methodology is used to determine the relative degree of risk of each intermediary based on their financial position and assign score points that result in a credit risk rating to each intermediary. Arauco uses this scoring system to determine its investment limits for each intermediary.

The required information to evaluate the various criteria are obtained from published financial statements from the banks under evaluation and from the credit risk ratings of short and long-term debt securities, defined by the regulatory body (Commission for the Financial Market) and carried out by rating agencies authorized by said organization.

Any necessary exceptions regarding investment limits in each particular instrument or entity must have the authorization from Arauco
’
s Chief Financial Officer.

23.10.2 Type of risk: Liquidity risk

Description

This risk corresponds to Arauco
’
s ability to fulfill its financial obligations upon maturity.

Explanation of liquidity risk exposure and how this risk arises

Arauco
’
s exposure to liquidity risk is mainly from its obligations to bondholders, banks and financial institutions, creditors and other payables. Liquidity risk may arise if Arauco is unable to meet the net cash flow requirements, which sustain its operations under both normal and exceptional circumstances.

Explanation of objectives, policies and processes for risk management, and measurement methods

The Corporate Financial Management Division monitors on an ongoing basis the Company
’
s cash flow forecasts based on short and long-term forecasts and available financing alternatives. In order to manage the risk level of financial assets, Arauco follows its investment policy.

The following tables detail Arauco
’
s liquidity analysis for its financial liabilities as of December 31, 2024 and 2023.

The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities.

December 31, 2024				Maturity							Total
Tax ID	Name	Currency	Bank borrowings	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 Years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non current ThU.S.$	Effective rate	Nominal rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Bank of Nova Scotia	-	19,577	293,504	-	-	-	-	19,577	293,504	7.05%	1.75% + Sofr 6m
93,458,000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	71,045	70,330	69,607	68,888	68,163	-	71,045	276,988	1.10%	Fixed 1.06%
-	TecVerde Engenharia S.A.	Brazilian real	Banco Regional de Desenvolvimento do Extremo Sul	23	69	69	-	-	-	-	92	69	5.22%	Fixed 5.10%
-	TecVerde Engenharia S.A.	Brazilian real	Santander	-	-	2,899	-	-	-	-	-	2,899	14.19%	CDI + 2.66%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,663	-	-	-	-	-	7,663	-	4.38%	Fixed 4.38%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,621	-	-	-	-	-	7,621	-	4.28%	Fixed 4.28%
-	Eufores S.A.	U.S. dollar	BBVA	-	9,711	-	-	-	-	-	9,711	-	4.50%	Fixed 4.50%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	28,097	-	-	-	-	-	28,097	-	4.38%	Fixed 4.38%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,554	-	-	-	-	-	2,554	-	4.38%	Fixed 4.38%
-	Eufores S.A.	U.S. dollar	ITAU	-	12,257	-	-	-	-	-	12,257	-	4.50%	Fixed 4.50%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	11,178	-	-	-	-	-	11,178	-	4.28%	Fixed 4.28%
-	Eufores S.A.	U.S. dollar	Santander	-	33,229	-	-	-	-	-	33,229	-	4.50%	Fixed 4.50%
-	Eufores S.A.	U.S. dollar	Scotiabank	-	5,109	-	-	-	-	-	5,109	-	4.66%	Fixed 4.66%
-	Arauco do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	26	28	431	-	-	-	-	54	431	13.90%	CDI + 1.75%
-	Arauco do Brasil S.A.	Brazilian real	Banco Safra S.A.	836	818	1,543	1,397	1,255	574	-	1,654	4,769	13.55%	CDI + 1.40%
-	Arauco do Brasil S.A.	Brazilian real	Banco Safra S.A.	5,656	5,437	10,232	9,274	8,352	3,818	-	11,093	31,676	13.55%	CDI + 1.40%
-	Arauco do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	2,394	2,629	5,158	13,190	19,756	17,670	-	5,023	55,774	13.10%	CDI + 0.95%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	3,613	3,854	60,315	-	-	-	-	7,467	60,315	13.77%	CDI + 1.62%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco BTG Pactual S.A.	16,028	1,825	16,172	14,340	-	-	-	17,853	30,512	13.71%	CDI + 1.56%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco Safra S.A.	-	9,919	8,871	-	-	-	-	9,919	8,871	13.70%	CDI + 1.55%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	351	-	-	-	-	-	-	351	-	16.50%	Fixed 16.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	445	-	-	-	-	-	-	445	-	15.65%	Fixed 15.65%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	674	-	-	-	-	-	-	674	-	15.00%	Fixed 15%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	874	-	-	-	-	-	-	874	-	15.00%	Fixed 15%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	338	-	-	-	-	-	-	338	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	459	-	-	-	-	-	-	459	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	-	608	-	-	-	-	-	608	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	330	-	-	-	-	-	-	330	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	-	329	-	-	-	-	-	329	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	451	-	-	-	-	-	-	451	-	12.50%	Fixed 12.50%
-	Arauco Argentina S.A.	U.S. dollar	BBVA	-	5,095	-	-	-	-	-	5,095	-	3.86%	Fixed 3.86%
-	Arauco Argentina S.A.	U.S. dollar	Banco Galicia	-	5,086	-	-	-	-	-	5,086	-	3.50%	Fixed 3.50%
-	Arauco Argentina S.A.	U.S. dollar	BBVA	-	5,086	-	-	-	-	-	5,086	-	3.50%	Fixed 3.50%
-	Arauco Argentina S.A.	U.S. dollar	Banco Galicia Más	-	5,074	-	-	-	-	-	5,074	-	3.00%	Fixed 3%
-	Arauco North America, Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	-	12,339	12,339	216,153	-	-	-	12,339	228,492	5.80%	1.55% + Sofr 6m
			Total bank borrowings	32,498	266,237	481,863	323,961	98,251	90,225	-	298,735	994,300

December 31, 2024				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	21,025	20,288	19,551	18,814	18,077	-	21,025	76,730	4.25%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	8,410	8,115	7,820	7,526	7,231	-	8,410	30,692	4.25%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	22,903	22,209	21,515	20,821	20,127	56,217	22,903	140,889	4.00%	3.96%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	6,878	6,878	6,878	6,878	6,878	230,596	6,878	258,108	3.60%	3.57%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,599	197,365	-	-	-	-	4,599	197,365	2.40%	2.39%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,416	2,416	2,416	118,076	-	-	2,416	122,908	2.10%	2.09%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	5,687	5,687	5,687	5,687	5,687	291,660	5,687	314,408	2.70%	2.68%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Y	-	2,372	2,372	2,372	2,372	2,372	81,851	2,372	91,339	3.10%	3.08%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Z	-	6,120	6,120	6,120	6,120	6,120	272,325	6,120	296,805	3.20%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AB	-	6,120	6,120	6,120	6,120	6,120	290,685	6,120	315,165	3.20%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AC	-	1,224	1,224	1,224	10,786	10,480	20,042	1,224	43,756	3.20%	3.20%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-ae	-	10,674	10,674	10,674	10,674	10,674	507,095	10,674	549,791	3.10%	3.10%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	19,375	519,375	-	-	-	19,375	538,750	3.88%	3.88%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	796,000	22,000	884,000	5.50%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	21,250	510,625	-	21,250	574,375	4.25%	4.25%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,036,250	27,500	1,146,250	5.50%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	510,500	21,000	594,500	4.20%	4.20%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,027,875	25,750	1,130,875	5.15%	5.15%
			Total	23,375	211,928	426,343	727,252	331,374	700,641	5,121,096	235,303	7,306,706

December 31, 2024				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85,805,200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	102	305	251	4	-	-	-	407	255
85,805,200-9	Forestal Arauco S.A.	U.F.	Lands	607	-	384	384	384	384	5,755	607	7,291
85,805,200-9	Forestal Arauco S.A.	U.S. dollar	Lands	60	180	240	240	240	-	-	240	720
85,805,200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	840	1,901	2,740	2,435	2,435	1,420	-	2,741	9,030
85,805,200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	89	267	556	119	-	-	-	356	675
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	38	-	-	-	-	-	-	38	-
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	344	440	626	553	553	553	4,516	784	6,801
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	210	288	165	-	-	-	-	498	165
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazilian real	Buildings and constructions	1	2	2	-	-	-	-	3	2
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	11	28	55	-	-	-	-	39	55
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	45	134	-	-	-	-	-	179	-
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	26	81	109	109	109	-	-	107	327
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	6,357	26,653	44,174	40,450	40,454	40,454	706,942	33,010	872,474
-	Arauco Celulose do Brasil S.A.	Brazilian real	Buildings and constructions	41	110	142	110	106	35	-	151	393
-	Arauco Celulose do Brasil S.A.	Brazilian real	IT equipment	19	56	62	23	-	-	-	75	85
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	904	1,282	2,186	2,186	2,187	2,187	17,486	2,186	26,232
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Buildings and constructions	1	2	2	-	-	-	-	3	2
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Buildings and constructions	398	1,195	1,595	1,595	1,595	-	-	1,593	4,785
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Motor vehicles	23	60	25	-	-	-	-	83	25
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Plants and equipments	1,006	3,019	4,040	4,056	4,071	4,086	52,372	4,025	68,625
93,458,000-1	Celulosa Arauco y Constitución S.A.	Chilean pesos	Motor vehicles	2,663	7,396	4,436	2,132	2,132	1,599	-	10,059	10,299
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Motor vehicles	433	1,299	1,732	1,732	1,732	509	-	1,732	5,705
-	Arauco North America, Inc.	U.S. dollar	Buildings and constructions	64	199	395	347	651	729	4,245	263	6,367
-	Arauco North America, Inc.	U.S. dollar	Motor vehicles	527	1,367	618	121	37	-	-	1,894	776
-	Arauco Canada Limited	Canadian dollar	Motor vehicles	110	910	54	-	-	-	-	1,020	54
-	Celulosa y Energía Punta Pereira S.A.	U.S. dollar	Plants and equipments	240	719	640	640	640	432	6,261	959	8,613
-	Eufores S.A.	U.S. dollar	Lands	1,067	3,202	6,682	6,187	5,894	5,496	31,739	4,269	55,998
-	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	1,222	1,222	-	-	-	1,223	2,444
-	Eufores S.A.	U.S. dollar	Buildings and constructions	92	278	209	159	165	170	436	370	1,139
96,510,970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,771	11,257	23,120	8,624	7,639	651	-	15,028	40,034
96,510,970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	1	4	3	-	-	-	-	5	3
76,879,577-0	E2E SpA.	Chilean pesos	Lands	54	161	-	-	-	-	-	215	-
-	TecVerde Engenharia S.A.	Brazilian real	Lands	-	-	10	-	-	-	-	-	10
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	12	28	28	11	-	-	-	40	39
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	19	59	80	82	84	71	-	78	317
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	131	412	280	158	14	14	-	543	466
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	36	114	140	157	175	31	-	150	503
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	26	59	64	33	3	-	-	85	100
-	Arauco Industria de México, S.A. de C.V.	U.S. dollar	Plants and equipments	162	499	701	743	193	-	-	661	1,637
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	IT equipment	2	2	-	-	-	-	-	4	-
			Total	20,838	64,885	97,768	74,612	71,493	58,821	829,752	85,723	1,132,446

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2023				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than		Non
				months	months	Years	years	years	years	5 years	Current	current	Effective	Nominal
Tax ID	Name	Currency	Bank borrowings	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Bank of Nova Scotia	-	19,715	19,661	293,584	-	-	-	19,715	313,245	7.09%	Fixed 7.05%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Bank of Nova Scotia	-	15,037	227,465	-	-	-	-	15,037	227,465	6.63%	Fixed 6.60%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Banco de Chile	70,316	-	-	-	-	-	-	70,316	-	5.72%	Fixed 5.72%
93,458,000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	76,690	75,881	75,118	74,346	73,577	72,803	76,690	371,725	1.10%	Fixed 1.06%
-	TecVerde Engenharia S.A.	Brazilian real	ITAU	-	1,722	-	-	-	-	-	1,722	-	9.00%	Fixed 4.63%
-	TecVerde Engenharia S.A.	Brazilian real	Banco Regional de Desenvolvimiento do Extremo Sul	30	34	121	146	-	-	-	64	267	6.00%	Fixed 5.10%
-	Zona Franca Punta Pereira S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	7,678	-	-	-	-	-	7,678	-	4.76%	Fixed 4.76%
-	Stora Enso Uruguay S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	2,559	-	-	-	-	-	2,559	-	4.76%	Fixed 4.76%
-	Eufores S.A.	U.S. dollar	Banco República Oriental del Uruguay	-	28,153	-	-	-	-	-	28,153	-	4.76%	Fixed 4.76%
-	Eufores S.A.	U.S. dollar	BBVA	-	17,989	-	-	-	-	-	17,989	-	5.60%	Fixed 5.6%
-	Eufores S.A.	U.S. dollar	ITAU	-	7,713	-	-	-	-	-	7,713	-	5.75%	Fixed 5.75%
-	Eufores S.A.	U.S. dollar	Scotiabank	-	2,569	-	-	-	-	-	2,569	-	5.65%	Fixed 5.65%
-	Eufores S.A.	U.S. dollar	Santander	-	28,262	-	-	-	-	-	28,262	-	5.70%	Fixed 5.7%
-	Arauco Forest Brasil S.A.	Brazilian real	Banco Safra S.A.	2,773	2,641	18,670	16,880	15,104	-	-	5,414	50,654	13.30%	CDI + 1.65%
-	Arauco do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	34	34	68	550	-	-	-	68	618	13.40%	CDI + 1.75%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Itaú Unibanco S.A.	4,729	4,752	9,440	76,976	-	-	-	9,481	86,416	13.27%	CDI + 1.62%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco BTG pactual S.A.	-	6,713	22,786	20,562	18,302	-	-	6,713	61,650	13.21%	CDI + 1.56%
-	Arauco Celulose do Brasil S.A.	Brazilian real	Banco Safra S.A.	-	13,988	12,628	11,311	-	-	-	13,988	23,939	13.20%	CDI + 1.55%
-	Arauco Argentina S.A.	Brazilian real	Banco Industrial y Comercial de China	-	585	-	-	-	-	-	585	-	14.50%	Fixed 14.5%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	-	602	-	-	-	-	-	602	-	15.00%	Fixed 15.0%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	-	1,842	-	-	-	-	-	1,842	-	15.50%	Fixed 15.5%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	953	-	-	-	-	-	-	953	-	15.50%	Fixed 15.5%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	-	1,192	-	-	-	-	-	1,192	-	15.60%	Fixed 15.6%
-	Arauco Argentina S.A.	U.S. dollar	Banco Industrial y Comercial de China	608	-	-	-	-	-	-	608	-	16.00%	Fixed 16.0%
-	Arauco North America. Inc.	U.S. dollar	Banco Itau Corpbanca - NY Branch	-	217,811	-	-	-	-	-	217,811	-	7.36%	1.90% + Sofr 6m
			Total	79,443	458,281	386,720	495,127	107,752	73,577	72,803	537,724	1,135,979

December 31, 2023				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	23,465	22,671	21,876	21,081	20,286	19,492	23,465	105,406	4.26%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	9,386	9,068	8,750	8,432	8,115	7,797	9,386	42,162	4.24%	4.21%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	25,444	24,696	23,947	23,199	22,451	82,318	25,444	176,611	3.96%	3.96%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	7,417	7,417	7,417	7,417	7,417	256,060	7,417	285,728	3.57%	3.57%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,959	4,959	212,811	-	-	-	4,959	217,770	2.43%	2.39%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,605	2,605	2,605	2,605	127,317	-	2,605	135,132	2.12%	2.09%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	6,132	6,132	6,132	6,132	6,132	320,618	6,132	345,146	2.70%	2.68%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Y	-	2,558	2,558	2,558	2,558	2,558	92,093	2,558	102,325	3.10%	3.08%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Z	-	6,599	6,599	6,599	6,599	6,599	303,536	6,599	329,932	3.18%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-AB	-	6,599	6,599	6,599	6,599	6,599	323,333	6,599	349,729	3.19%	3.17%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2024	11,250	511,250	-	-	-	-	-	522,500	-	4.52%	4.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2027	-	19,375	19,375	19,375	519,375	-	-	19,375	558,125	3.90%	3.88%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	818,000	22,000	906,000	5.50%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	510,625	21,250	595,625	4.27%	4.25%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,063,750	27,500	1,173,750	5.51%	5.50%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	531,500	21,000	615,500	4.21%	4.20%
93,458,000-1	Celulosa Arauco y Constitución S.A.	U.S. dollar	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,053,625	25,750	1,156,625	5.16%	5.15%
			Total	34,625	719,914	230,179	436,169	721,497	324,974	5,382,747	754,539	7,095,566

December 31, 2023				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85,805,200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	176	408	442	274	4	-	-	584	720
85,805,200-9	Forestal Arauco S.A.	U.F.	Lands	478	-	478	418	418	418	6,767	478	8,499
85,805,200-9	Forestal Arauco S.A.	U.S. dollar	Lands	60	180	240	240	240	240	-	240	960
85,805,200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	510	1,189	2,078	2,081	1,750	1,750	1,021	1,699	8,680
85,805,200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	101	202	505	632	135	-	-	303	1,272
-	Arauco Argentina S.A.	U.S. dollar	Buildings and constructions	146	439	38	-	-	-	-	585	38
-	Arauco Argentina S.A.	U.S. dollar	IT equipment	5	9	-	-	-	-	-	14	-
-	Arauco Argentina S.A.	U.S. dollar	Plants and equipments	251	418	-	-	-	-	-	669	-
-	Arauco Argentina S.A.	U.S. dollar	Motor vehicles	585	1,004	498	165	-	-	-	1,589	663
-	Arauco Industria de Paineis S.A.	Brazilian real	IT equipment	4	13	12	-	-	-	-	17	12
-	Arauco do Brasil S.A.	Brazilian real	Buildings and constructions	56	8	-	-	-	-	-	64	-
-	Arauco do Brasil S.A.	Brazilian real	IT equipment	11	6	-	-	-	-	-	17	-
-	Arauco Celulose do Brasil S.A.	Brazilian real	Lands	11,308	18,810	24,625	26,022	25,990	27,219	442,609	30,118	546,465
-	Arauco Celulose do Brasil S.A.	Brazilian real	Buildings and constructions	18	55	73	12	-	-	-	73	85
-	Arauco Celulose do Brasil S.A.	Brazilian real	IT equipment	13	38	51	30	-	-	-	51	81
-	Mahal Empreendimentos e Participações S.A.	Brazilian real	Lands	1,106	1,573	2,679	2,679	2,679	2,679	24,114	2,679	34,830
93,458,000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Buildings and constructions	434	1,302	1,735	1,735	1,735	1,736	-	1,736	6,941
93,458,000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Motor vehicles	433	1,299	1,732	1,732	1,732	1,732	509	1,732	7,437
93,458,000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Plants and equipments	1,003	3,008	4,026	4,040	4,055	4,070	56,456	4,011	72,647
93,458,000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Motor vehicles	2,911	8,732	10,857	5,611	2,423	2,423	1,818	11,643	23,132
93,458,000-1	Celulosa Arauco y Constitución S.A.	Brazilian real	Motor vehicles	42	103	90	27	-	-	-	145	117
-	Arauco North America. Inc.	Brazilian real	Buildings and constructions	481	1,209	1,199	1,442	206	226	270	1,690	3,343
-	Arauco Canada Limited	Brazilian real	Motor vehicles	17	53	51	55	40	-	-	70	146
-	Arauco North America. Inc.	Brazilian real	Motor vehicles	199	626	437	216	62	1	-	825	716
-	Celulosa y Energía Punta Pereira S.A.	Brazilian real	Plants and equipments	240	560	641	641	641	641	6,693	800	9,257
-	Eufores S.A.	Brazilian real	Lands	1,008	3,021	6,808	6,327	5,834	5,548	35,413	4,029	59,930
-	Eufores S.A.	U.S. dollar	Plants and equipments	306	917	917	1,222	1,222	306	-	1,223	3,667
-	Eufores S.A.	U.S. dollar	Buildings and constructions	87	108	111	152	158	163	648	195	1,232
96,510,970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	9	19	6	3	-	-	-	28	9
76,879,577-0	E2E SpA.	Chilean pesos	Lands	107	321	-	-	-	-	-	428	-
-	TecVerde Engenharia S.A.	Brazilian real	Lands	-	-	143	-	-	-	-	-	143
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	8	23	23	13	8	-	-	31	44
-	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	19	56	19	-	-	-	-	75	19
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	421	1,303	643	359	196	17	-	1,724	1,215
-	Araucomex S.A. de C.V.	U.S. dollar	Buildings and constructions	9	81	126	138	155	174	31	90	624
-	Arauco Industria de México. S.A. de C.V.	Mexican pesos	Motor vehicles	25	80	63	40	-	-	-	105	103
-	Arauco Industria de México. S.A. de C.V.	Mexican pesos	Buildings and constructions	34	107	157	175	78	-	-	141	410
-	Arauco Industria de México. S.A. de C.V.	Mexican pesos	Lands	1	4	-	-	-	-	-	5	-
-	Arauco Industria de México. S.A. de C.V.	Mexican pesos	IT equipment	2	5	4	-	-	-	-	7	4
-	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	7	22	19	3	-	-	-	29	22
79,990,550-7	Investigaciones Forestales Bioforest SpA.	U.F.	Motor vehicles	3	2	-	-	-	-	-	5	-
			Total	22,634	47,313	61,526	56,484	49,761	49,343	576,349	69,947	793,463

As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

Guarantees

As of the date of these consolidated financial statements, Arauco has financial assets of approximately MU.S.$ 64 that have been pledged to third parties (beneficiaries), as direct guarantee. If Arauco does not fulfill its obligations, the guarantors could execute the guarantees.

As of December 31, 2024, the total assets pledged as an indirect guarantee were MU.S.$ 366. In contrast to direct guarantees, indirect guarantees are given to secure obligations assumed by a third party.

Direct and indirect guarantees granted by Arauco:

DIRECT
Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.F.	697	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean pesos	126	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.F.	352	Railways
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.F.	13,469	Sociedad Concesionaria Autopista Costa Arauco S.A.
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. dollar	4,920	Innergy Soluciones Energéticas S.A.
Madera Arauco S.A.	Guarantee policy		U.F.	2,278	Cermaq Chile S.A
Investigaciones Forestales Bioforest SpA.	Guarantee letter	-	Chilean pesos	213	Innova Chile
Arauco do Brasil S.A.	Guarantee letter	-	Brazilian real	417	Itaú Unibanco S.A.
Arauco do Brasil S.A.	Guarantee letter	-	Brazilian real	41,662	Itaú Unibanco S.A.
		Total		64,134

INDIRECT
Subsidiary	Guarantee	Assets pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Full Guarantee. of Arauco North America. Inc.	-	U.S. dollar	210,000	Banco Itau Corpbanca - NY Branch
Arauco Celulose do Brasil S.A.	Endorsement of Arauco do Brasil S.A.	-	Brazilian real	16,416	Banco Safra S.A.
Arauco Celulose do Brasil S.A.	Endorsement of Arauco do Brasil S.A.	-	Brazilian real	58,405	Itaú Unibanco S.A.
Arauco Celulose do Brasil S.A.	Endorsement of Arauco do Brasil S.A.	-	Brazilian real	41,612	Banco BTG pactual S.A.
Arauco do Brasil S.A.	Endorsement of Arauco Indústria de Painéis S.A.	-	Brazilian real	5,114	Banco Safra S.A.
Arauco do Brasil S.A.	Endorsement of Arauco Indústria de Painéis S.A.	-	Brazilian real	34,050	Banco Safra S.A.
		Total		365,597

23.10.3
Type of risk: Market risk
–
exchange rate

Description

Market risk arises from the probability of being affected by losses from fluctuations in currencies exchange rates in which assets and liabilities are denominated, in a functional currency other than the functional currency of Arauco.

Explanation of currency risk exposure and how this risk arises

Arauco is exposed to the foreign currency risk from currency fluctuations arising from sales, purchases and obligations undertaken in foreign currencies, such as the Chilean peso, Euro, Brazilian real or other foreign currencies. In the case of significant exchange rate variations, the Chilean peso is the currency that represents the main currency risk. See Note 11 for details assets and liabilities classified by currency.

Explanation of risk management objectives, policies and processes, and measurement methods

Arauco performs sensitivity analyses to measure the effect of this variable on equity and net result.

Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean peso. This fluctuation range is considered possible given current market conditions as of the date of these consolidated financial statements. With all other variables at a constant rate, a U.S. dollar exchange rate variation of +/- 10% in relation to the Chilean peso would mean a change in the net income year after tax +/- 0.8% (equivalent to ThU.S.$ -/+ 4,027), and +/- 0.03% of equity (equivalent to ThU.S.$ -/+ 2,819).

Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian real, which is considered a possible range of fluctuation given the market conditions as of the date of these consolidated financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian real would mean a variation on the net income after tax +/- 0.3% (equivalent to ThU.S.$-/+$ 1,346) and a change on the equity of +/- 1.1% (equivalent to ThU.S.$ -/+$ 99,864).

23.10.4 Type of risk: Market risk
–
interest rate risk

Description

Interest rate risk refers to the sensitivity of the value of financial assets and liabilities in terms of interest rate fluctuations.

Explanation of interest rate risk exposure and how this risk arises

Arauco is exposed to risks due to interest rate fluctuations for bonds issued, bank borrowings and financial instruments that bear interest at a variable rate.

Explanation of risk management objectives, policies and processes, and measurement methods

Arauco completes its risk analysis by reviewing its exposure to changes in interest rates. As of December 31, 2024, 10.4% our financial debt accrues interest at variable rates. A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.4% (equivalent to ThU.S.$-/+ 2,132) and +/- 0.02% (equivalent to ThU.S.$-/+ 1,473) on equity. This analysis does not include borrowings with banks at variable rates for which Arauco mitigates the risk by contracting derivative instruments.

	December 2024 ThU.S.$	Total
Fixed rate	5,909,430	89.6%
Bonds issued	4,717,676
Bank borrowings and others	463,764
Lease liabilities	727,990
Variable rate	687,259	10.4%
Bonds issued	-
Bank borrowings	687,259
Total	6,596,689	100.0%

	December 2023 ThU.S.$	Total
Fixed rate	6,639,075	94.1%
Bonds issued	4,997,038
Bank borrowings and others (*)	1,082,655
Lease liabilities	559,382
Variable rate	416,396	5.9%
Bonds issued	-
Bank borrowings	416,396
Total	7,055,471	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

23.10.5 Type of risk: Market risk
–
price of pulp risks

Description

Pulp prices are determined by world and regional market conditions. Prices fluctuate based on demand, production capacity, commercial strategies adopted by large-scale forestry companies, pulp and paper producers and by the availability of substitutes.

Explanation of price risk exposure and how this risk arises

Pulp prices are reflected in revenue from sales and directly affect the net income for the period.

As of December 31, 2024, revenue due to pulp sales accounted for 52.4% of total sales. Pulp prices are fixed on a monthly basis in accordance with the market. Forward contracts or other financial instruments are not used for pulp sales.

Explanation of risk management objectives, policies and processes, and measurement methods

This risk is approached in different ways. Arauco has a team of specialists who perform periodic market and competition analyses, providing tools to analyze and evaluate trends and adjust forecasts. Similarly, Arauco performs price financial sensitivity analysis in order to take the necessary safeguards to confront different scenarios in the best possible manner.

Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 48.9% (equivalent to ThU.S.$-/+ 232,923) on the income for the year 2023 after tax and +/- 1.9% (equivalent to ThU.S.$ -/+ 163,046) on equity.